Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 540,063.0	€ 738,733.0
Traded bonds included in "Trading assets"	€ 112,500.0	€ 80,200.0
Of which: [Abstract]
Investment-Grade in % (more than)	85.00%	83.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 13,400.0	€ 12,200.0
Stage 3 and stage 3 POCI loans at fair value through OCI	44.2	54.9
Stage 3 and stage 3 POCI off-balance sheet exposure	2,300.0	2,600.0
Stage 3 and stage 3 POCI debt securities at amortized cost	39.5	327.6
Stage 3 and stage 3 POCI debt securities at fair value through OCI	1.5	15.1
Overall movement in maximum exposure to credit risk	36,100.0
thereof movement in loans at amortized cost	11,500.0
thereof movement in other assets subject to credit risk	15,500.0
thereof movements in trading assets	32,700.0
Thereof movement in off Balance Sheet exposure	2,300.0
Thereof Movement In Financial Assets At Fair Value Through OCI	3,900.0
Thereof Movement In Positive Market Values From Derivatives Financial Instruments	48,000.0
Total main credit exposure movement	18,000.0
thereof in Investment Bank	32,200.0
thereof in Corporate Bank	3,200.0
thereof in Corporate and Other	4,100.0
thereof in Private Bank	€ 7,700.0
Credit Exposure in financial and insurance activities divided by client classification
of which Corporates including Holding Companies		85,000.0
of which Corporates including AssetBacked Securities		43,000.0
of which Banks		54,000.0
of which Insurance		15,000.0
of which Financial Intermediaries		22,000.0
of which Public Sector		€ 13,000.0
LTV ratios adhered to at loan origination in percent	75.00%
Credit exposure to 10 largest counterparties accounted in percent	12.00%	11.00%
Total loan credit exposure across applicable measurement categories	€ 116,300.0
Total repo and repo style transactions credit exposure across applicable measurement categories	93,300.0
Total off-balance sheet activites credit exposure across applicable measurement categories	€ 118,600.0